COLT 2022-1 ABS-15G

Exhibit 99.19

Exception Detail
Run Date - 01/07/2022 3:31:04 PM
Evolve Loan ID	Dummy ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	4350094249	XXXXXXXXXX	XXXXXXXXXX	5974754	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		no XXXX XXXXXXXX in file	documentation provided			07/30/2021			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	4350094255	XXXXXXXXXX	XXXXXXXXXX	6158425	431	XXXXXXXXXX	Credit	UW Assets	UW Assets - UW - Verification of assets (statements/VOD) incomplete/missing	Missing Asset statements from XXXX #XXXX. This is a 24 month bank statement loan. Per documentation, income was calculated from 24 months of XXXX #XXXX and 24 months of XXXX #XXXX. The 24 months of #XXXX are in the loan file, but the file is missing the statements from #XXXX. Please provide the 24 months of bank statements from XXXX/XXXX account #XXXX.	documents provided	Reviewer 09/29/2021 08:08 AM; received only one month August for XXXX #XXXX,

 Reviewer 09/29/2021 08:09 AM; received only one month August from #XXXX, need 24 months statements

 Client 09/30/2021 03:27 PM; My apologies. Uploaded 24 months statements for acct. #XXXX.&#x0D;
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 Reviewer 10/04/2021 08:34 AM; will be reviewed in order of receipt

 Client 10/15/2021 09:57 AM; Is there an ETA on completion?

 Reviewer 10/15/2021 01:07 PM; documents have not been provided

 Client 10/15/2021 01:32 PM; Uploaded bank statements. System shows they were uploaded 9/28 & 9/30.  I double checked the document. All 24 months statements are there.

 Reviewer 10/18/2021 09:27 AM; cleared 10/15

																10/18/2021			A	1	XXXXXXXXXX	FL	P	3	D	A	D	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	4350094261	XXXXXXXXXX	XXXXXXXXXX	6183792	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		Zero tolerance violation of $75.00 for the increase in the Appraisal Fee on the XXXX CD. Please provide proof of refund, letter of explanation to the borrower and a post CD reflecting total refund. All must be issued within 60 days of closing.	Information provided		Client 10/12/2021 12:51 PM; See uploaded CD showing Lender Credit & screenshot of Fee Variance Work Screen showing that the $75.00 difference in the appraisal fee was included in the Lender Credit. Reviewer 10/13/2021 08:20 AM; Outstanding. Reviewer 10/13/2021 12:34 PM; Escalation has been assigned for Further Review Reviewer 10/14/2021 07:54 AM; compliance to review Reviewer 10/14/2021 10:14 AM; Hello,&#x0D; All conditions have been cleared. Thanks!	10/13/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350094261	XXXXXXXXXX	XXXXXXXXXX	6183793	901	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID Other		This loan failed the TILA right of rescission test. Closed-end (12 CFR §1026.23(a)(3), transferred from 12 CFR §226.23(a)(3)), Open-end (12 CFR §1026.15(a)(3), transferred from 12 CFR §226.15(a)(3)) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last.	Information provided		Reviewer 10/13/2021 08:15 AM; Loan closing date per the DOT is XXXX. Final signed CD shows a disbursement date of XXXX which is less than 3 business days from the closing date. Please provide a PCCD with updated disbursement dates on pg 1 and pg 2.	10/13/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350094261	XXXXXXXXXX	XXXXXXXXXX	6183794	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			10/13/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350094248	XXXXXXXXXX	XXXXXXXXXX	6204736	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		CU score exceeds 2.5. Second level collateral evaluation is required.	Documentation has been provided.			10/12/2021			A	1	XXXXXXXXXX	SD	I	1	A	A	A	A	N/A	N/A	A	A		Exempt	1
XXXXXXXXXX	4350094251	XXXXXXXXXX	XXXXXXXXXX	6220025	868	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		The Master Hazard Insurance Policy did not reflect any borrower name or unit number.	Information provided		Client 10/19/2021 06:19 PM; I have uploaded the Certificate of Insurance with the Borrower's name and unit number for your review. Thank you. Reviewer 10/20/2021 10:09 AM; All conditions have been cleared. Thank you! Reviewer 10/20/2021 01:40 PM; compliance to review	10/20/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	4350094252	XXXXXXXXXX	XXXXXXXXXX	6174930	350	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Guidelines dated 05/12/2021 for a SP A10 720 minimum credit score required for loans with a 90%LTV.	documentation provided		Client 10/05/2021 06:46 AM; 8/25 Matrix for the A10 program allows 90% LTV with a 700 score. Please see updated matrix provided Reviewer 10/05/2021 01:13 PM; cleared 10/5	10/05/2021			A	1	XXXXXXXXXX	CA	P	1	A	A	A	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	4350094260	XXXXXXXXXX	XXXXXXXXXX	6210481	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		Lender must perform and document a verbal verification of employment for each borrower. Need VVOE for borrower and self employment.	received			10/14/2021			A	1	XXXXXXXXXX	AZ	P	1	A	A	A	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	4350094256	XXXXXXXXXX	XXXXXXXXXX	6214050	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			10/18/2021			A	1	XXXXXXXXXX	MD	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350094256	XXXXXXXXXX	XXXXXXXXXX	6214051	965	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Contact Information Missing or Incorrect		Please provide a PCCD showing contact MD license ID for both RE brokers.	Information provided			10/18/2021			A	1	XXXXXXXXXX	MD	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350094256	XXXXXXXXXX	XXXXXXXXXX	6214052	966	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Data Missing		Please provide a PCCD showing section E recording fees itemized.	Information provided			10/18/2021			A	1	XXXXXXXXXX	MD	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350094254	XXXXXXXXXX	XXXXXXXXXX	6248651	868	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - Other:		Property is an attached condominium. Blanket HOA Master Policy Evidence of Insurance/Policy must reference the borrowers' names and property address/unit number.	Information provided		Reviewer 10/29/2021 09:11 AM; outstanding	11/04/2021			A	1	XXXXXXXXXX	FL	S	1	C	A	C	A	A	A	A	A		Non-QM	1